Offerings	Nov. 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive one [ ] (1/[ ]) of one Class A ordinary share upon the consummation of an initial business combination
Amount Registered | shares	34,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 345,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,644.50
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the Units
Amount Registered | shares	34,500,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Class Title	Eagle Share Rights included as part of the Units
Amount Registered | shares	34,500,000
Amount of Registration Fee	$ 0.00
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Class Title	Class A ordinary shares underlying the Eagle Share Rights included as part of the Units
Amount of Registration Fee	$ 0.00
Offering Note	The number of Class A ordinary shares underlying the Eagle Share Rights included as part of the Units is not determinable as of the date of this filing. The Company will file a pre-effective amendment that will include the fraction of one Eagle Share Right included as part of the Units and will pay a supplemental fee for the number of Class A ordinary shares underlying the Eagle Share Rights at the time of such pre-effective amendment.